SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Warranty liability	$ 2,833,000	$ 3,377,000	$ 3,018,000
Lawsuit settlements liability	1,937,000	2,175,000
Payroll and bonus accrual	408,000	1,024,000	471,000
PTO accrual	459,000	482,000	437,000
Total accrued expenses	$ 5,637,000	$ 7,058,000	$ 3,926,000